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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                         Pioneer Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 1/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 16.3%

 Energy - 1.0%

 Oil & Gas Equipment & Services - 0.1%

 2,170,000

 NR/NR

 SEACOR Holdings, Inc., 3.0%, 11/15/28 (144A)

 $

 2,088,625

 Oil & Gas Exploration & Production - 0.5%

 11,795,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 10,497,550

 Coal & Consumable Fuels - 0.4%

 1,895,000

 CCC+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 1,902,106

 4,705,000

 B-/NR

 Alpha Natural Resources, Inc., 3.75%, 12/15/17

 4,475,631

 1,807,000

 CCC/NR

 James River Coal Co., 10.0%, 6/1/18 (144A)

 539,841

 $

 6,917,578

 Total Energy

 $

 19,503,753

 Materials - 0.6%

 Diversified Metals & Mining - 0.2%

 3,805,000

 NR/NR

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 3,878,722

 Steel - 0.4%

 4,830,000

 BB+/NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 5,134,894

 2,475,000

 BB-/B1

 United States Steel Corp., 2.75%, 4/1/19

 3,093,750

 $

 8,228,644

 Total Materials

 $

 12,107,366

 Capital Goods - 0.6%

 Electrical Components & Equipment - 0.6%

 10,874,000

 B/B3

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 11,675,958

 Total Capital Goods

 $

 11,675,958

 Transportation - 0.4%

 Airlines - 0.3%

 2,575,000

 B/B2

 United Airlines, Inc., 4.5%, 1/15/15

 $

 6,292,656

 Marine - 0.1%

 2,529,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 2,500,549

 Total Transportation

 $

 8,793,205

 Automobiles & Components - 0.8%

 Automobile Manufacturers - 0.8%

 9,341,000

 BBB-/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 16,597,789

 Total Automobiles & Components

 $

 16,597,789

 Consumer Durables & Apparel - 1.0%

 Homebuilding - 1.0%

 11,400,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 11,820,375

 3,015,000

 BB-/Ba3

 Lennar Corp., 2.75%, 12/15/20 (144A)

 5,607,900

 2,870,000

 BB-/B1

 The Ryland Group, Inc., 0.25%, 6/1/19

 2,737,262

 $

 20,165,537

 Total Consumer Durables & Apparel

 $

 20,165,537

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 2,710,000

 NR/NR

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,667,656

 Total Consumer Services

 $

 2,667,656

 Media - 0.2%

 Broadcasting - 0.2%

 4,425,000

 NR/NR

 Liberty Media Corp., 1.375%, 10/15/23 (144A)

 $

 4,109,719

 Total Media

 $

 4,109,719

 Retailing - 0.4%

 Internet Retail - 0.4%

 7,455,000

 NR/NR

 Shutterfly, Inc., 0.25%, 5/15/18 (144A)

 $

 7,753,200

 Total Retailing

 $

 7,753,200

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.2%

 3,821,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 3,887,868

 Total Food, Beverage & Tobacco

 $

 3,887,868

 Health Care Equipment & Services - 1.2%

 Health Care Equipment - 0.4%

 2,505,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 2,851,003

 3,450,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 3,495,281

 459,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 537,604

 $

 6,883,888

 Health Care Supplies - 0.6%

 9,460,000

 CCC+/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 10,666,150

 2,190,000

 NR/NR

 Endologix, Inc., 2.25%, 12/15/18

 2,181,788

 $

 12,847,938

 Managed Health Care - 0.2%

 4,225,000

 NR/NR

 Molina Healthcare, Inc., 1.125%, 1/15/20 (144A)

 $

 4,570,922

 Total Health Care Equipment & Services

 $

 24,302,748

 Pharmaceuticals, Biotechnology & Life Sciences - 3.3%

 Biotechnology - 2.1%

 1,920,000

 NR/NR

 BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18

 $

 2,048,400

 1,920,000

 NR/NR

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 2,083,200

 4,815,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 3,256,144

 4,900,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)

 5,778,938

 6,805,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)

 8,042,659

 3,480,000

 NR/NR

 Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)

 3,623,550

 1,735,000

 NR/NR

 Incyte Corp, Ltd., 1.25%, 11/15/20 (144A)

 2,511,412

 1,115,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 1,588,875

 9,215,000

 NR/NR

 Theravance, Inc., 2.125%, 1/15/23

 13,960,725

 $

 42,893,903

 Pharmaceuticals - 1.1%

 9,520,000

 NR/NR

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 $

 11,888,100

 770,000

 NR/NR

 Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19

 2,173,325

 5,270,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 8,445,175

 $

 22,506,600

 Life Sciences Tools & Services - 0.1%

 2,510,000

 NR/NR

 Albany Molecular Research, Inc., 2.25%, 11/15/18 (144A)

 $

 2,409,600

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 67,810,103

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 4,150,000

 NR/NR

 DFC Global Corp., 2.875%, 6/30/27

 $

 3,996,969

 1,200,000

 B/NR

 DFC Global Corp., 3.25%, 4/15/17

 928,500

 $

 4,925,469

 Total Diversified Financials

 $

 4,925,469

 Real Estate - 0.4%

 Specialized REIT's - 0.2%

 2,835,000

 BBB/NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)

 $

 4,069,997

 Real Estate Operating Companies - 0.2%

 4,885,000

 NR/NR

 Forest City Enterprises, Inc., 3.625%, 8/15/20 (144A)

 $

 4,930,797

 Total Real Estate

 $

 9,000,794

 Software & Services - 2.5%

 Internet Software & Services - 0.6%

 5,145,000

 NR/NR

 WebMD Health Corp., 1.5%, 12/1/20 (144A)

 $

 5,675,578

 6,420,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 6,716,925

 $

 12,392,503

 Data Processing & Outsourced Services - 0.2%

 3,045,000

 NR/NR

 Cardtronics, Inc., 1.0%, 12/1/20 (144A)

 $

 2,909,878

 Application Software - 1.5%

 5,815,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 7,025,247

 19,972,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 19,797,245

 3,900,000

 NR/NR

 TIBCO Software, Inc., 2.25%, 5/1/32

 3,892,688

 $

 30,715,180

 Systems Software - 0.2%

 4,335,000

 NR/NR

 ServiceNow, Inc., 0.0%, 11/1/18 (144A)

 $

 4,698,056

 Total Software & Services

 $

 50,715,617

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.2%

 3,310,000

 NR/NR

 Finisar Corp., 0.5%, 12/55/33 (144A)

 $

 3,496,188

 Computer Storage & Peripherals - 0.3%

 6,535,000

 BB/NR

 SanDisk Corp., 0.5%, 10/15/20 (144A)

 $

 6,526,831

 Electronic Components - 0.2%

 3,755,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 3,311,441

 Total Technology Hardware & Equipment

 $

 13,334,460

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductor Equipment - 1.3%

 5,491,000

 BBB/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 6,513,699

 12,760,000

 BBB/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 20,136,875

 $

 26,650,574

 Semiconductors - 1.0%

 16,914,000

 BB+/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 19,028,250

 813,000

 BBB/NR

 Xilinx, Inc., 3.125%, 3/15/37

 1,305,881

 $

 20,334,131

 Total Semiconductors & Semiconductor Equipment

 $

 46,984,705

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 9,000,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 9,191,250

 Total Telecommunication Services

 $

 9,191,250

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $287,253,075)

 $

 333,527,197

 PREFERRED STOCKS - 3.3%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 130,000

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 3,412,500

 Total Energy

 $

 3,412,500

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 4,940

 NR/NR

 CEVA GROUP Plc, 0.0%, 12/31/14 *

 $

 4,940,050

 Total Transportation

 $

 4,940,050

 Banks - 0.2%

 Regional Banks - 0.2%

 151,950

 6.62

 BBB-/Ba1

 Fifth Third Bancorp, Floating Rate Note, 12/31/49 (Perpetual)

 $

 3,874,725

 Total Banks

 $

 3,874,725

 Diversified Financials - 1.6%

 Other Diversified Financial Services - 1.0%

 411,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 $

 10,706,550

 358,975

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,828,736

 $

 20,535,286

 Consumer Finance - 0.3%

 6,450

 B/B3

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 6,274,843

 Investment Banking & Brokerage - 0.3%

 189,000

 7.12

 BB+/Ba3

 Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)

 $

 4,925,340

 Total Diversified Financials

 $

 31,735,469

 Insurance - 0.9%

 Reinsurance - 0.9%

 3,900,000

 NR/NR

 Altair Re II Ltd., 6/30/16

 $

 3,923,010

 2,024,940

 0.00

 NR/NR

 Altair Re Ltd., Floating Rate Note, 4/30/16

 2,229,459

 4,010,500

 0.00

 NR/NR

 Kane SAC Ltd., Series B, Floating Rate Note, 7/18/16

 4,035,365

 33,500

 NR/NR

 Lorenz Re, Ltd., 0.0%, 12/31/49  (Perpetual) *

 3,772,770

 3,650,000

 NR/NR

 Pangaea Re, 0.0%, 10/1/15

 3,957,987

 $

 17,918,591

 Total Insurance

 $

 17,918,591

 Utilities - 0.2%

 Electric Utilities - 0.2%

 214,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 4,866,360

 Total Utilities

 $

 4,866,360

 TOTAL PREFERRED STOCKS

 (Cost $60,177,655)

 $

 66,747,695

 CONVERTIBLE PREFERRED STOCKS - 2.7%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 715

 NR/NR

 Halcon Resources Corp., 5.75%, 12/31/49 (Perpetual)

 $

 506,488

 59,180

 NR/NR

 PetroQuest Energy, Inc., 6.875% (Perpetual)

 1,768,002

 33,162

 CCC/NR

 SandRidge Energy, Inc., 7.0% (Perpetual)

 3,305,837

 $

 5,580,327

 Total Energy

 $

 5,580,327

 Consumer Durables & Apparel - 0.5%

 Home Furnishings - 0.5%

 143,000

 NR/NR

 Sealy Corp., 8.0%, 7/15/16 (PIK)

 $

 11,332,750

 Total Consumer Durables & Apparel

 $

 11,332,750

 Food, Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 73,300

 NR/NR

 Post Holdings, Inc., 2.5%, 12/31/49 (Perpetual) (144A)

 $

 7,806,450

 Total Food, Beverage & Tobacco

 $

 7,806,450

 Health Care Equipment & Services - 1.3%

 Health Care Supplies - 1.3%

 89,308

 CCC/NR

 Alere, Inc., 3.0%, 12/31/49 (Perpetual)

 $

 26,303,884

 Total Health Care Equipment & Services

 $

 26,303,884

 Banks - 0.1%

 Diversified Banks - 0.1%

 2,000

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 2,315,000

 Total Banks

 $

 2,315,000

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 48,000

 BB+/NR

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 2,907,000

 Total Diversified Financials

 $

 2,907,000

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $50,373,475)

 $

 56,245,411

 Shares

 COMMON STOCKS - 9.0%

 Energy - 0.6%

 Oil & Gas Drilling - 0.0%

 127,237

 Hercules Offshore, Inc. *

 $

 633,640

 Oil & Gas Exploration & Production - 0.3%

 2,465

 Halcon Resources Corp. *

 $

 8,307

 147,800

 Marathon Oil Corp.

 4,846,362

 $

 4,854,669

 Oil & Gas Refining & Marketing - 0.3%

 73,900

 Marathon Petroleum Corp. *

 $

 6,432,995

 Total Energy

 $

 11,921,304

 Materials - 1.8%

 Commodity Chemicals - 0.9%

 186,606

 Axiall Corp.

 $

 7,445,579

 140,765

 LyondellBasell Industries NV

 11,086,651

 $

 18,532,230

 Diversified Metals & Mining - 0.9%

 4,128,459

 Blaze Recycling & Metals LLC *

 $

 247,708

 483,460

 Freeport-McMoRan Copper & Gold, Inc.

 15,668,939

 2,380,800

 Polymet Mining Corp. *

 2,571,264

 $

 18,487,911

 Total Materials

 $

 37,020,141

 Capital Goods - 2.1%

 Aerospace & Defense - 0.3%

 221,555

 Orbital Sciences Corp. *

 $

 5,417,020

 Electrical Components & Equipment - 0.9%

 667,230

 General Cable Corp.

 $

 19,036,072

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 565,602

 Commercial Vehicle Group, Inc. *

 $

 4,524,816

 109,200

 Joy Global, Inc.

 5,764,668

 $

 10,289,484

 Industrial Machinery - 0.4%

 62,422

 ESCO Technologies, Inc.

 $

 2,178,528

 139,920

 Kennametal, Inc.

 6,064,133

 $

 8,242,661

 Total Capital Goods

 $

 42,985,237

 Transportation - 0.2%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA GROUP Plc *

 $

 2,282,060

 Marine - 0.1%

 4,099,666

 Horizon Lines, Inc. *

 $

 2,869,766

 Total Transportation

 $

 5,151,826

 Consumer Services - 0.2%

 Restaurants - 0.2%

 59,425

 Starbucks Corp.

 $

 4,226,306

 Total Consumer Services

 $

 4,226,306

 Health Care Equipment & Services - 0.8%

 Health Care Services - 0.1%

 255,259

 BioScrip, Inc. *

 $

 2,172,254

 Managed Health Care - 0.7%

 108,880

 Aetna, Inc.

 $

 7,439,770

 67,800

 Cigna Corp.

 5,851,818

 $

 13,291,588

 Total Health Care Equipment & Services

 $

 15,463,842

 Pharmaceuticals, Biotechnology & Life Sciences - 1.7%

 Biotechnology - 0.5%

 127,372

 Cubist Pharmaceuticals, Inc. *

 $

 9,309,619

 14,545

 Vertex Pharmaceuticals, Inc. *

 1,149,637

 $

 10,459,256

 Life Sciences Tools & Services - 1.2%

 53,001

 Bio-Rad Laboratories, Inc. *

 $

 6,737,487

 115,847

 Thermo Fisher Scientific, Inc.

 13,338,624

 35,092

 Waters Corp. *

 3,799,411

 $

 23,875,522

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 34,334,778

 Real Estate - 0.6%

 Real Estate Operating Companies - 0.6%

 657,433

 Forest City Enterprises, Inc. *

 $

 11,958,706

 Total Real Estate

 $

 11,958,706

 Technology Hardware & Equipment - 0.8%

 Computer Storage & Peripherals - 0.2%

 103,800

 EMC Corp.

 $

 2,516,112

 Electronic Equipment Manufacturers - 0.4%

 213,222

 Itron, Inc. *

 $

 8,609,904

 Electronic Manufacturing Services - 0.2%

 80,483

 TE Connectivity, Ltd.

 $

 4,548,094

 Technology Distributors - 0.0%

 7,618

 Arrow Electronics, Inc. *

 $

 391,413

 Total Technology Hardware & Equipment

 $

 16,065,523

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 585,800

 Windstream Holdings, Inc.

 $

 4,381,784

 Total Telecommunication Services

 $

 4,381,784

 TOTAL COMMON STOCKS

 (Cost $136,568,067)

 $

 183,509,447

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.3%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 538,277

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 532,910

 Total Consumer Services

 $

 532,910

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 1,000,000

 NR/NR

 Bayview Opportunity Master Fund Trust 2013-3RPL, 4.0%, 4/28/18 (Step) (144A)

 $

 982,010

 1,560,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 1,420,765

 2,513,900

 5.00

 NR/NR

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,417,056

 $

 4,819,831

 Total Banks

 $

 4,819,831

 TOTAL ASSET BACKED SECURITIES

 (Cost $5,360,281)

 $

 5,352,741

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 642,130

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 $

 644,688

 1,079,351

 BBB+/Ba3

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32

 1,036,559

 1,000,000

 5.82

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 996,323

 1,194,305

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 1,167,792

 400,000

 5.58

 BB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 397,944

 $

 4,243,306

 Total Banks

 $

 4,243,306

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $4,231,777)

 $

 4,243,306

 CORPORATE BONDS - 57.6%

 Energy - 16.1%

 Oil & Gas Drilling - 1.8%

 5,000,000

 NR/NR

 North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)

 $

 4,975,000

 4,000,000

 B-/B3

 Offshore Group Investment, Ltd., 7.125%, 4/1/23

 4,000,000

 3,650,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 3,923,750

 3,450,000

 B+/B1

 Pacific Drilling SA, 5.375%, 6/1/20 (144A)

 3,441,375

 2,995,000

 B+/B1

 Parker Drilling Co., 7.5%, 8/1/20 (144A)

 3,144,750

 6,400,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 6,776,000

 6,910,000

 B+/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 7,445,525

 3,425,000

 BB-/B1

 Unit Corp., 6.625%, 5/15/21

 3,596,250

 $

 37,302,650

 Oil & Gas Equipment & Services - 1.3%

 9,355,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 $

 9,799,362

 4,245,000

 BB-/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 4,478,475

 2,435,000

 BB-/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 2,526,312

 1,725,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,822,031

 2,750,000

 B-/NR

 Exterran Partners LP, 6.0%, 4/1/21

 2,729,375

 54,000

 NR/NR

 Green Field Energy Services, Inc., 0.0%, 11/15/16 (144A) (e)

 9,180

 2,555,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 2,625,262

 2,955,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 2,999,325

 $

 26,989,322

 Oil & Gas Exploration & Production - 11.4%

 2,500,000

 BB-/B1

 Antero Resources Finance Corp., 5.375%, 11/1/21 (144A)

 $

 2,518,750

 3,360,000

 BB-/B1

 Antero Resources Finance Corp., 6.0%, 12/1/20

 3,540,600

 4,105,000

 B-/B3

 Approach Resources, Inc., 7.0%, 6/15/21

 4,146,050

 2,150,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,343,500

 10,236,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 11,054,880

 3,310,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 3,607,900

 8,435,000

 BB-/Ba3

 Chesapeake Energy Corp., 5.375%, 6/15/21

 8,772,400

 3,110,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 3,312,150

 3,832,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,081,080

 3,675,000

 BB+/Ba3

 Concho Resources, Inc., 5.5%, 4/1/23

 3,711,750

 2,925,000

 BB+/Ba3

 Concho Resources, Inc., 6.5%, 1/15/22

 3,151,688

 5,520,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 5,092,200

 3,865,000

 B+/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)

 4,009,938

 13,000,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 14,950,000

 2,309,049

 B/B3

 EPE Holdings LLC, 8.875%, 12/15/17 (144A) (PIK)

 2,389,404

 5,205,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 5,595,375

 7,615,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

 8,186,125

 7,255,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 7,236,862

 3,225,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22 (144A)

 3,249,188

 1,400,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21

 1,393,000

 3,000,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 2/1/22

 2,962,500

 5,200,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,759,000

 3,350,000

 B-/Caa1

 Legacy Reserves LP, 6.625%, 12/1/21 (144A)

 3,274,625

 3,860,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 3,917,900

 16,435,000

 B+/B1

 Linn Energy LLC, 7.0%, 11/1/19 (144A)

 16,681,525

 3,350,000

 B-/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21 (144A)

 3,467,250

 4,155,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20

 4,497,788

 2,800,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 9.25%, 6/1/21

 2,912,000

 4,125,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 4,351,875

 2,820,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 3,003,300

 4,960,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

 5,344,400

 5,845,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 6,020,350

 4,995,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

 5,444,550

 3,075,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 3,228,750

 5,000,000

 BB/Ba2

 Range Resources Corp., 5.0%, 3/15/23

 4,943,750

 7,285,000

 B-/B3

 RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)

 7,722,100

 8,170,000

 BB-/B2

 Rosetta Resources, Inc., 5.875%, 6/1/22

 8,108,725

 5,075,000

 CCC+/Caa1

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

 5,239,938

 3,085,000

 BB-/Ba3

 SM Energy Co., 6.5%, 11/15/21

 3,285,525

 1,945,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 2,051,975

 18,220,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 18,584,400

 3,000,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 3,082,500

 4,700,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 4,970,250

 $

 231,197,816

 Oil & Gas Refining & Marketing - 0.3%

 5,445,000

 BB+/Ba2

 Tesoro Corp., 5.375%, 10/1/22

 $

 5,553,900

 Oil & Gas Storage & Transportation - 1.0%

 4,810,000

 BB/B1

 Crestwood Midstream Partners LP, 6.125%, 3/1/22 (144A)

 $

 4,906,200

 9,380,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 9,356,550

 5,985,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 5,408,944

 $

 19,671,694

 Coal & Consumable Fuels - 0.3%

 4,170,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

 $

 1,125,900

 1,900,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

 1,990,250

 3,000,000

 BB-/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 3,180,000

 $

 6,296,150

 Total Energy

 $

 327,011,532

 Materials - 5.0%

 Commodity Chemicals - 0.7%

 2,756,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 2,866,240

 2,445,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 2,451,112

 2,250,000

 BB-/B2

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 2,362,500

 5,195,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20

 5,259,938

 $

 12,939,790

 Specialty Chemicals - 0.1%

 2,725,000

 BB-/B1

 Chemtura Corp., 5.75%, 7/15/21

 $

 2,779,500

 Construction Materials - 0.1%

 2,300,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 2,668,000

 Metal & Glass Containers - 2.0%

 5,000,000

 CCC+/NR

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 $

 5,037,500

 758,824

 NR/Caa1

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 768,309

 13,120,000

 BB-/Ba3

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,497,600

 800,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 853,000

 5,675,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 6,270,875

 6,700,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 7,118,750

 7,495,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,869,750

 $

 42,415,784

 Paper Packaging - 0.2%

 2,915,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 2,991,519

 Diversified Metals & Mining - 0.4%

 8,775,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 7,195,500

 1,595,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,790,388

 $

 8,985,888

 Gold - 0.3%

 6,445,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 5,526,588

 Steel - 0.8%

 2,615,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

 $

 2,713,062

 2,520,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 2,715,300

 9,255,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 6,478,500

 3,280,000

 B-/Caa1

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 3,394,800

 $

 15,301,662

 Paper Products - 0.4%

 2,050,000

 BB/Ba2

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,865,500

 6,020,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 5,749,100

 $

 7,614,600

 Total Materials

 $

 101,223,331

 Capital Goods - 3.8%

 Aerospace & Defense - 1.0%

 4,550,000

 CCC+/Caa1

 Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)

 $

 4,823,000

 5,855,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 5,562,250

 1,750,000

 B+/Ba3

 Alliant Techsystems, Inc., 5.25%, 10/1/21 (144A)

 1,763,125

 4,350,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 4,273,875

 3,953,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 4,066,649

 $

 20,488,899

 Building Products - 0.1%

 2,750,000

 BB-/NR

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 2,849,688

 Construction & Engineering - 0.2%

 3,000,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,232,500

 Electrical Components & Equipment - 0.1%

 2,079,000

 B/B2

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 2,182,950

 Industrial Conglomerates - 0.4%

 4,030,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,332,250

 4,025,000

 B-/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 4,467,750

 $

 8,800,000

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 6,850,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 $

 7,055,500

 Industrial Machinery - 1.1%

 3,901,000

 B-/B3

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 3,998,525

 2,755,000

 BB-/B1

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 2,878,975

 6,265,000

 B-/Caa1

 Gardner Denver, Inc., 6.875%, 8/15/21 (144A)

 6,280,662

 7,076,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

 7,270,590

 2,660,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,819,600

 $

 23,248,352

 Trading Companies & Distributors - 0.5%

 5,200,000

 BB/Ba3

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 5,226,000

 5,145,000

 B+/B1

 WESCO Distribution, Inc., 5.375%, 12/15/21 (144A)

 5,170,725

 $

 10,396,725

 Total Capital Goods

 $

 78,254,614

 Commercial Services & Supplies - 0.6%

 Environmental & Facilities Services - 0.2%

 2,400,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 2,352,000

 2,000,000

 B/B3

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 2,110,000

 $

 4,462,000

 Diversified Support Services - 0.4%

 4,725,000

 BB-/Ba1

 Iron Mountain, Inc., 6.0%, 8/15/23

 $

 4,860,844

 2,165,000

 B-/B3

 TMS International Corp., 7.625%, 10/15/21 (144A)

 2,300,312

 $

 7,161,156

 Total Commercial Services & Supplies

 $

 11,623,156

 Transportation - 1.2%

 Air Freight & Logistics - 0.2%

 3,205,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 3,349,225

 Airlines - 0.6%

 2,037,841

 A-/NR

 American Airlines 2013-2 Class A Pass Through Trust, 4.95%, 7/15/24 (144A)

 $

 2,170,300

 2,950,000

 NR/NR

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 3,001,625

 2,525,000

 BB+/NR

 United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21

 2,588,125

 2,690,000

 B/B2

 United Continental Holdings, Inc., 6.0%, 12/1/20

 2,703,450

 3,200,000

 B/B2

 United Continental Holdings, Inc., 6.0%, 7/15/26

 2,944,000

 $

 13,407,500

 Trucking - 0.3%

 1,990,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 2,174,075

 3,500,000

 CCC+/Caa1

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 3,622,500

 $

 5,796,575

 Airport Services - 0.1%

 1,700,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,804,125

 Total Transportation

 $

 24,357,425

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 0.7%

 4,650,000

 BB/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 4,661,625

 1,300,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23 (144A)

 1,209,000

 3,240,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 3,385,800

 2,400,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 2,592,000

 2,690,000

 B/B1

 Schaeffler Holding Finance BV, 6.875%, 8/15/18 (144A) (PIK)

 2,851,400

 $

 14,699,825

 Tires & Rubber - 0.2%

 2,765,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 3,006,938

 Automobile Manufacturers - 0.4%

 7,905,000

 B/B1

 Chrysler Group LLC, 8.25%, 6/15/21

 $

 8,863,481

 Total Automobiles & Components

 $

 26,570,244

 Consumer Durables & Apparel - 2.4%

 Homebuilding - 2.4%

 11,595,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 12,348,675

 2,100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 2,199,750

 5,045,000

 BB/Ba2

 DR Horton, Inc., 5.75%, 8/15/23

 5,196,350

 7,400,000

 B/B2

 KB Home, 7.0%, 12/15/21

 7,844,000

 8,730,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22

 8,206,200

 3,660,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 3,916,200

 6,975,000

 B+/B2

 Standard Pacific Corp., 6.25%, 12/15/21

 7,323,750

 2,540,000

 BB-/B1

 The Ryland Group, Inc., 5.375%, 10/1/22

 2,438,400

 $

 49,473,325

 Total Consumer Durables & Apparel

 $

 49,473,325

 Consumer Services - 1.7%

 Casinos & Gaming - 0.9%

 3,075,000

 BBB-/Ba1

 GLP Capital LP, 4.375%, 11/1/18 (144A)

 $

 3,151,875

 5,750,000

 BBB-/Ba1

 GLP Capital LP, 4.875%, 11/1/20 (144A)

 5,821,875

 14,887,110

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

 2,381,938

 3,000,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20

 3,232,500

 3,218,000

 B/B2

 Scientific Games International, Inc., 9.25%, 6/15/19

 3,419,125

 $

 18,007,313

 Hotels, Resorts & Cruise Lines - 0.5%

 4,815,000

 B-/B3

 MISA Investments, Ltd., 8.625%, 8/15/18 (144A) (PIK)

 $

 4,977,506

 4,290,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 4,858,425

 $

 9,835,931

 Restaurants - 0.2%

 4,090,000

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A)

 $

 3,681,000

 Education Services - 0.1%

 3,695,000

 CCC/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,574,912

 Total Consumer Services

 $

 35,099,156

 Media - 2.7%

 Advertising - 0.2%

 4,235,000

 B-/B3

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 4,467,925

 Broadcasting - 1.2%

 9,250,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 9,666,250

 5,975,000

 B+/B2

 Quebecor Media, Inc., 5.75%, 1/15/23

 5,810,688

 9,280,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 9,952,800

 $

 25,429,738

 Cable & Satellite - 0.3%

 1,150,000

 B-/Caa1

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)

 $

 1,187,375

 3,900,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 4,182,750

 $

 5,370,125

 Movies & Entertainment - 0.5%

 5,300,000

 B+/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 5,750,500

 4,895,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 4,650,250

 $

 10,400,750

 Publishing - 0.5%

 7,170,000

 BB/Ba1

 Gannett Co, Inc., 6.375%, 10/15/23 (144A)

 $

 7,349,250

 1,675,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,775,500

 $

 9,124,750

 Total Media

 $

 54,793,288

 Retailing - 1.0%

 Department Stores - 0.6%

 10,990,000

 CCC+/Caa2

 Neiman Marcus Group, Ltd., Inc., 8.0%, 10/15/21 (144A)

 $

 11,512,025

 Apparel Retail - 0.1%

 2,350,000

 B+/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 2,493,938

 Computer & Electronics Retail - 0.1%

 2,590,000

 BB-/Ba3

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 2,343,950

 Specialty Stores - 0.2%

 3,230,000

 CCC+/Caa2

 PC Nextco Holdings LLC, 8.75%, 8/15/19 (144A) (PIK)

 $

 3,326,900

 Total Retailing

 $

 19,676,813

 Food & Staples Retailing - 0.2%

 Food Distributors - 0.2%

 4,085,000

 B/B3

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 4,330,100

 Total Food & Staples Retailing

 $

 4,330,100

 Food, Beverage & Tobacco - 1.1%

 Distillers & Vintners - 0.3%

 4,100,000

 BB+/Ba1

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 3,920,625

 3,235,000

 BB+/Ba1

 Constellation Brands, Inc., 4.25%, 5/1/23

 3,057,075

 $

 6,977,700

 Agricultural Products - 0.2%

 4,460,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 4,393,100

 Packaged Foods & Meats - 0.1%

 1,460,000

 BB-/B2

 Smithfield Foods, Inc., 5.875%, 8/1/21 (144A)

 $

 1,481,900

 Tobacco - 0.5%

 10,105,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 9,726,062

 Total Food, Beverage & Tobacco

 $

 22,578,762

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 2,400,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 2,556,000

 2,495,000

 B/B2

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 2,470,050

 $

 5,026,050

 Total Household & Personal Products

 $

 5,026,050

 Health Care Equipment & Services - 2.4%

 Health Care Equipment - 0.2%

 3,875,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 4,136,562

 Health Care Services - 0.2%

 3,429,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 3,609,022

 Health Care Facilities - 1.5%

 1,270,000

 B-/B3

 CHS, 6.875%, 2/1/22 (144A)

 $

 1,301,750

 16,400,000

 B-/B3

 CHS, 8.0%, 11/15/19

 17,999,000

 5,700,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 6,113,250

 2,850,000

 B+/Ba3

 Tenet Healthcare Corp., 4.375%, 10/1/21

 2,732,438

 1,265,000

 B+/B3

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,337,738

 $

 29,484,176

 Managed Health Care - 0.3%

 5,970,000

 BB/Ba2

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 6,178,950

 Health Care Technology - 0.2%

 3,315,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $

 3,816,394

 1,400,000

 B/B3

 MedAssets, Inc., 8.0%, 11/15/18

 1,508,500

 $

 5,324,894

 Total Health Care Equipment & Services

 $

 48,733,604

 Pharmaceuticals, Biotechnology & Life Sciences - 1.2%

 Biotechnology - 0.4%

 9,859,000

 B-/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 9,119,575

 Pharmaceuticals - 0.8%

 3,625,000

 BB+/Ba1

 Forest Laboratories, Inc., 4.375%, 2/1/19 (144A)

 $

 3,638,594

 5,610,000

 CCC+/Caa2

 JLL, 7.5%, 2/1/22 (144A)

 5,595,975

 6,090,000

 B/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 6,501,075

 $

 15,735,644

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 24,855,219

 Diversified Financials - 2.0%

 Other Diversified Financial Services - 0.3%

 2,490,000

 5.35

 BB+/Ba3

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 2,204,895

 4,200,000

 5.65

 BB/Ba1

 ING US, Inc., Floating Rate Note, 5/15/53

 4,032,000

 5,295,000

 NR/NR

 JPMorgan Chase & Co., 5.0%, 12/20/15

 291,869

 $

 6,528,764

 Specialized Finance - 1.3%

 12,630,000

 B/B2

 National Money Mart Co., 10.375%, 12/15/16

 $

 12,472,125

 5,015,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,651,412

 5,275,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 4,958,500

 1,820,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,838,200

 3,100,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 3,286,000

 $

 27,206,237

 Consumer Finance - 0.4%

 3,990,000

 B+/B1

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 $

 4,179,525

 3,765,000

 B+/B3

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 4,028,550

 $

 8,208,075

 Total Diversified Financials

 $

 41,943,076

 Insurance - 3.8%

 Insurance Brokers - 0.2%

 4,900,000

 CCC+/Caa2

 Compass Investors, Inc., 7.75%, 1/15/21 (144A)

 $

 5,028,625

 Life & Health Insurance - 0.3%

 5,400,000

 BB-/B1

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 $

 5,683,500

 Reinsurance - 3.3%

 450,000

 8.12

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 $

 467,190

 1,500,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 1,523,250

 250,000

 6.24

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 257,375

 1,325,000

 5.31

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,338,515

 1,500,000

 6.91

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,543,800

 1,250,000

 17.99

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,357,625

 1,400,000

 10.31

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,461,320

 400,000

 9.06

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 431,720

 1,500,000

 6.66

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 1,549,050

 500,000

 7.30

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 515,050

 1,500,000

 5.07

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 1,536,150

 1,800,000

 7.44

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,862,640

 1,500,000

 13.56

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,582,200

 1,200,000

 8.41

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,238,760

 1,255,400

 4.84

 NR/NR

 Kane SAC Ltd., PI-3, Series A-2014, Floating Rate Note, 4/7/15

 1,245,482

 1,500,000

 4.08

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,515,300

 2,750,000

 12.06

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,930,950

 1,325,000

 8.55

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 1,401,452

 675,000

 11.78

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 715,298

 500,000

 8.00

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 522,200

 1,450,000

 11.24

 NR/B2

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 1,562,375

 2,000,000

 7.56

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,057,400

 1,150,000

 8.56

 BB-/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 1,194,045

 250,000

 10.60

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 263,050

 1,450,000

 8.66

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 1,514,380

 2,000,000

 13.30

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 2,131,600

 800,000

 8.80

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 852,400

 3,450,000

 12.06

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,672,525

 1,750,000

 8.96

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 1,849,225

 950,000

 19.07

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,064,760

 2,100,000

 12.82

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,290,680

 250,000

 5.82

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 259,925

 500,000

 8.07

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 551,000

 1,750,000

 22.07

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 2,072,350

 1,100,000

 10.03

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,230,900

 250,000

 N/A

 NR/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 252,125

 800,000

 9.32

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 829,040

 1,600,000

 4.06

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,588,480

 13,799

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (Cat Bond) (144A)

                          -

 2,150,000

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/18 (Cat Bond) (144A)

 2,174,295

 3,300,000

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (Cat Bond) (144A)

 3,909,180

 2,000,000

 NR/NR

 Silverton RE, Ltd., 0.0%, 9/16/16 (Cat Bond) (144A)

 2,028,600

 4,000,000

 13.07

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 4,022,400

 875,000

 16.55

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 930,212

 1,200,000

 16.30

 NR/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 1,255,800

 375,000

 11.32

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 399,525

 1,000,000

 8.66

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 1,077,900

 250,000

 6.25

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 252,600

 $

 66,282,099

 Total Insurance

 $

 76,994,224

 Real Estate - 0.7%

 Diversified REIT's - 0.5%

 9,550,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 9,908,125

 Office REIT's - 0.1%

 1,000,000

 BB/Ba1

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 $

 1,037,500

 Real Estate Development - 0.1%

 2,840,000

 B/Ba3

 The Howard Hughes Corp., 6.875%, 10/1/21 (144A)

 $

 2,960,700

 Specialized REIT - 0.1%

 2,675,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 2,875,625

 Total Real Estate

 $

 16,781,950

 Software & Services - 2.1%

 Internet Software & Services - 0.9%

 4,400,000

 BB-/B2

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 4,609,000

 5,465,000

 BB/Ba3

 Equinix, Inc., 5.375%, 4/1/23

 5,355,700

 1,990,000

 BB+/Ba1

 IAC, 4.875%, 11/30/18 (144A)

 2,049,700

 6,085,000

 BB/B1

 j2 Global, Inc., 8.0%, 8/1/20

 6,541,375

 $

 18,555,775

 Data Processing & Outsourced Services - 1.1%

 2,350,000

 BB-/Ba2

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 2,449,875

 1,000,000

 BB-/Ba2

 Audatex North America, Inc., 6.125%, 11/1/23 (144A)

 1,035,000

 6,047,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 7,044,755

 615,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 656,512

 4,722,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 5,005,320

 2,900,000

 BB-/Ba3

 NeuStar, Inc., 4.5%, 1/15/23

 2,486,750

 2,950,000

 BB/Ba3

 WEX, Inc., 4.75%, 2/1/23 (144A)

 2,702,938

 $

 21,381,150

 Home Entertainment Software - 0.1%

 1,725,000

 BB+/Ba2

 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)

 $

 1,785,375

 1,185,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 1,235,362

 $

 3,020,737

 Total Software & Services

 $

 42,957,662

 Technology Hardware & Equipment - 1.7%

 Communications Equipment - 0.5%

 3,865,000

 BB+/Ba3

 Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)

 $

 3,575,125

 3,295,000

 NR/NR

 Emulex Corp., 1.75%, 11/15/18 (144A)

 3,321,772

 3,000,000

 B-/B2

 ViaSat, Inc., 6.875%, 6/15/20

 3,150,000

 $

 10,046,897

 Computer Storage & Peripherals - 0.7%

 4,300,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 4,117,250

 10,100,000

 BBB-/Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 11,173,125

 $

 15,290,375

 Electronic Equipment Manufacturers - 0.3%

 5,300,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,671,000

 Electronic Manufacturing Services - 0.2%

 1,380,000

 BB+/Ba1

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 1,355,850

 2,295,000

 BB+/Ba1

 Flextronics International, Ltd., 5.0%, 2/15/23

 2,226,150

 $

 3,582,000

 Total Technology Hardware & Equipment

 $

 34,590,272

 Telecommunication Services - 4.4%

 Integrated Telecommunication Services - 3.4%

 3,625,000

 BB/Ba2

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 3,570,625

 3,300,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 3,436,125

 13,358,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 14,409,942

 4,750,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 4,690,625

 9,705,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 10,869,600

 3,100,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 3,382,875

 1,250,000

 B+/B3

 GCI, Inc., 6.75%, 6/1/21

 1,212,500

 2,840,000

 BB-/B1

 tw telecom holdings inc, 5.375%, 10/1/22

 2,811,600

 5,275,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 4,905,750

 11,030,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 11,223,025

 8,460,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 8,967,600

 $

 69,480,267

 Wireless Telecommunication Services - 1.0%

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 $

 2,437,814

 2,490,000

 BB-/B1

 Sprint Corp., 7.25%, 9/15/21 (144A)

 2,682,975

 965,000

 BB/Ba3

 T-Mobile USA, Inc., 6.125%, 1/15/22

 986,712

 1,200,000

 BB/Ba3

 T-Mobile USA, Inc., 6.5%, 1/15/24

 1,225,500

 4,300,000

 BB/Ba3

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,552,625

 2,865,000

 BB/Ba3

 T-Mobile USA, Inc., 6.633%, 4/28/21

 3,015,412

 2,000,000

 BB/Ba3

 T-Mobile USA, Inc., 6.731%, 4/28/22

 2,100,000

 3,350,000

 NR/NR

 WCP ISSUER LLC, 6.657%, 8/15/20 (144A)

 3,476,404

 $

 20,477,442

 Total Telecommunication Services

 $

 89,957,709

 Utilities - 1.8%

 Gas Utilities - 0.7%

 8,600,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 9,352,500

 2,750,000

 B/B2

 Ferrellgas LP, 6.5%, 5/1/21

 2,832,500

 1,320,000

 B/B2

 Ferrellgas LP, 6.75%, 1/15/22 (144A)

 1,359,600

 $

 13,544,600

 Independent Power Producers & Energy Traders - 1.1%

 2,030,000

 BB-/B1

 Calpine Corp., 5.875%, 1/15/24 (144A)

 $

 2,014,775

 2,360,000

 BB-/B1

 Calpine Corp., 6.0%, 1/15/22 (144A)

 2,442,600

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 5,287,500

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.875%, 5/15/21

 5,134,750

 7,850,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 8,576,125

 $

 23,455,750

 Total Utilities

 $

 37,000,350

 TOTAL CORPORATE BONDS

 (Cost $1,141,103,438)

 $

 1,173,831,862

 SENIOR FLOATING RATE LOAN INTERESTS - 6.7% **

 Energy - 1.0%

 Oil & Gas Drilling - 0.1%

 2,332,375

 5.75

 B-/B3

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 $

 2,373,192

 Oil & Gas Equipment & Services - 0.7%

 7,538,153

 8.50

 B-/B2

 FTS International, Inc., Term Loan, 5/6/16

 $

 7,645,843

 7,426,900

 11.75

 D/Caa3

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (e)

 5,879,632

 $

 13,525,475

 Oil & Gas Exploration & Production - 0.2%

 3,570,000

 8.38

 B-/B2

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 3,674,551

 Total Energy

 $

 19,573,218

 Materials - 0.2%

 Diversified Chemicals - 0.2%

 2,084,250

 4.75

 B+/B1

 Axalta Coating Systems US Holdings, Inc., 2/1/20

 $

 2,103,529

 1,980,201

 4.00

 BB-/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 1,993,460

 $

 4,096,989

 Total Materials

 $

 4,096,989

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 1,947,812

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 11/2/18

 $

 1,966,478

 883,010

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 11/2/18

 891,472

 1,759,457

 3.49

 B/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,667,085

 $

 4,525,035

 Construction & Engineering - 0.2%

 3,025,000

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 3,038,234

 Total Capital Goods

 $

 7,563,269

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.0%

 623,888

 4.00

 B+/B1

 WCA Waste Corp., Term Loan, 3/23/18

 $

 626,130

 Diversified Support Services - 0.1%

 2,707,367

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15 (e)

 $

 876,510

 Security & Alarm Services - 0.3%

 6,008,364

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 6,060,937

 Total Commercial Services & Supplies

 $

 7,563,577

 Transportation - 0.3%

 Air Freight & Logistics - 0.3%

 1,365,849

 0.15

 CCC+/B2

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 1,363,288

 1,971,385

 5.25

 CCC+/B2

 CEVA Logistics US Holdings, Inc., US Tranche B Term Loan, 8/31/16

 1,967,689

 3,702,650

 5.24

 CCC+/NR

 EGL, Inc., EGL Tranche B Term Loan, 8/31/16

 3,695,708

 $

 7,026,685

 Total Transportation

 $

 7,026,685

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 2,498

 3.16

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 2,508

 7,499

 3.75

 B+/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 7,532

 3,033,973

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 3,052,936

 8,555,458

 4.75

 B+/B1

 Tower Automotive Holdings USA LLC, Refinancing Term Loan (First Lien), 4/23/20

 8,628,461

 $

 11,691,437

 Total Automobiles & Components

 $

 11,691,437

 Media - 0.6%

 Advertising - 0.1%

 2,003,252

 6.75

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,991,869

 Broadcasting - 0.0%

 1,428,224

 4.50

 B+/B2

 Univision Communications, Inc., 3/1/20

 $

 1,437,783

 Cable & Satellite - 0.4%

 7,575,000

 3.50

 NR/Ba3

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 $

 7,601,990

 Movies & Entertainment - 0.1%

 1,456,526

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 1,461,987

 Publishing - 0.0%

 928,000

 4.75

 NR/WR

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/3/14 (e)

 $

 852,213

 Total Media

 $

 13,345,842

 Retailing - 0.4%

 Department Stores - 0.1%

 1,630,913

 5.00

 B/B2

 Neiman Marcus Group, Ltd., Inc., Term Loan, 10/18/20

 $

 1,652,087

 Automotive Retail - 0.3%

 7,195,000

 5.75

 NR/NR

 CWGS GROUP LLC, Term Loan, 2/20/20

 $

 7,248,962

 $

 7,248,962

 Total Retailing

 $

 8,901,049

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,301,850

 5.75

 B/B1

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,305,648

 Total Food & Staples Retailing

 $

 1,305,648

 Health Care Equipment & Services - 1.3%

 Health Care Equipment - 0.1%

 2,415,982

 0.00

 NR/NR

 Kinetic Concepts, Inc., Term Loan, 5/4/18

 $

 2,440,998

 Health Care Services - 1.1%

 1,194,001

 4.25

 B+/B1

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,193,815

 2,119,842

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 2,137,506

 2,184,844

 6.50

 NR/B2

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 2,173,920

 3,641,406

 6.50

 B/B2

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 3,623,199

 8,280,000

 6.50

 B/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 8,336,925

 1,521,188

 5.75

 B/B2

 National Surgical Hospitals, Inc., Term Loan, 8/1/19

 1,526,892

 1,935,525

 6.00

 B/B1

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 1,940,364

 1,479,250

 7.25

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 894,946

 $

 21,827,567

 Managed Health Care - 0.1%

 1,076,531

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 1,087,969

 782,932

 9.75

 B+/B2

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 791,740

 $

 1,879,709

 Total Health Care Equipment & Services

 $

 26,148,274

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Life Sciences Tools & Services - 0.5%

 10,700,000

 7.25

 NR/NR

 JLL/Delta Patheon Holdings  Bridge loan, 12/11/14

 $

 10,700,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,700,000

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 2,469,527

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 2,493,452

 Total Diversified Financials

 $

 2,493,452

 Insurance - 0.1%

 Multi-line Insurance - 0.1%

 1,262,250

 4.25

 B/B1

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 1,268,758

 Total Insurance

 $

 1,268,758

 Software & Services - 0.7%

 Application Software - 0.7%

 14,106,537

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 14,033,071

 673,163

 4.25

 B+/B1

 Vertafore, Inc., Term Loan (2013), 10/3/19

 679,264

 $

 14,712,335

 Total Software & Services

 $

 14,712,335

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $138,441,351)

 $

 136,390,533

 Shares

 RIGHTS / WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 2,275

 Green Field Energy Services, Inc., 11/15/21 (144A)

 $

 2,298

 Total Energy

 $

 2,298

 Automobiles & Components - 0.0%

 Auto Parts & Equipment - 0.0%

 2,230

 Lear Corp., 11/9/14

 $

 324,889

 Total Automobiles & Components

 $

 324,889

 TOTAL RIGHTS / WARRANTS

 (Cost $211,433)

 $

 327,187

 TOTAL INVESTMENT IN SECURITIES - 96.1%

 (Cost $1,823,720,552) (a)

 $

 1,960,175,379

 OTHER ASSETS & LIABILITIES - 3.9%

 $

 78,606,279

 TOTAL NET ASSETS - 100.0%

 $

 2,038,781,658

 CREDIT DEFAULT

 SWAP AGREEMENTS

 5,295,000

 JPMorgan Chase & Co., Advanced Micro

 Devices, Inc., 5.0%, 12/20/15

 $

 22,498

 TOTAL CREDIT DEFAULT

 SWAP AGREEMENTS

 (Premiums received $269,370)

 $

 22,498

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 PIK

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2014, the value of these securities amounted to $564,524,849 or 27.7% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,829,237,153 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 179,497,918

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (48,559,692)

 Net unrealized appreciation

 $

 130,938,226

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
333,527,197

$
-

$
333,527,197

 Preferred Stocks

37,614,211

11,214,893

17,918,591

66,747,695

 Convertible Preferred Stocks

44,912,661

11,332,750

-

56,245,411

 Common Stocks

180,979,679

2,282,060

247,708

183,509,447

 Asset Backed Securities

-

5,352,741

-

5,352,741

 Collateralized Mortgage Obligations

-

4,243,306

-

4,243,306

 Corporate Bonds

-

1,164,474,305

9,357,557

1,173,831,862

 Senior Floating Rate Loan Interests

-

136,390,533

-

136,390,533

 Warrants

324,889

2,298

-

327,187

 Total

$
263,831,440

$
1,668,820,083

$
27,523,856

$
1,960,175,379

 Other Financial Instruments

 Credit default swap

$
-

$
22,498

$
-

$
22,498

 Total

$
-

$
22,498

$
-

$
22,498

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Stocks

 Common

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/13

$
8,420,810

$
454,130

$
10,499,600

$
19,374,540

 Realized gain (loss)

199,503

-

-

199,503

 Change in unrealized appreciation (depreciation)

4,062,352

(206,422
)

(4,247,443
)

(391,513
)

 Purchases

7,910,500

-

5,405,400

13,315,900

 Sales

(2,674,574
)

-

(2,300,000
)

(4,974,574
)

 Transfers in and out of Level 3**

-

-

-

-

 Balance as of 1/31/14

$
17,918,591

$
247,708

$
9,357,557

$
27,523,856

 The net change in unrealized appreciation on Level 3 securities still held at year end is:

$
(391,513
)

**

 Transfers are calculated on the beginning of period values.

 During the period ended January 31, 2014 there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer High Yield Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 1, 2014 * Print the name and title of each signing officer under his or her signature.